Share-based payment (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments	The following table illustrates share activity for the year ended December 31, 2022:

	Number of PSUs	Number of RSUs	Number of Free Shares	Total
Outstanding as of January 1, 2022	—	—	—	—
Granted	858,821	629,303	334,990	1,823,114
Vested	—	(170,683)	(330,768)	(501,451)
Cancelled	—	—	—	—

Outstanding as of December 31, 2022	858,821	458,620	4,222	1,321,663

Schedule of share-based payment arrangements
The following table illustrates total share-based compensation expense for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020
Selling, general and administrative expense	7,128	—	—
Research and development expense	2,781	—	—

Total	9,909	—	—